Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Deferred tax assets
Net operating loss carryforward	$ 38,933	$ 25,296
Accruals and other	757	463
Intangibles	136	135
Depreciation and amortization	70
Deferred Revenue	2,754	3,094
Gross deferred tax assets	42,650	28,988
Valuation allowance	(41,849)	(28,214)	$ (16,598)
Net deferred tax asset	801	774
Deferred tax liabilities
Depreciation and amortization		(23)
Deferred costs	(801)	(751)
Net deferred tax assets (liabilities)	$ 0	$ 0